(Loss) Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net (loss) income	$ (242,372)	$ 87,317	$ 41,362
Weighted average number of common shares - basic (in shares)	33,859,306	33,718,665	33,617,635
Dilutive effect of stock-based awards (in shares)	0	202,956	113,536
Weighted average number of common shares - diluted (in shares)	33,859,306	33,921,621	33,731,171
(Loss) earnings per common share:
Basic (in dollars per share)	$ (7.16)	$ 2.59	$ 1.23
Diluted (in dollars per share)	$ (7.16)	$ 2.57	$ 1.23